SUBSEQUENT EVENTS (Details) - $ / shares		1 Months Ended	12 Months Ended
	Feb. 06, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Options, Granted			75,000	250,000	120,000
Exercise price			$ 10.39	$ 8.10	$ 7.15
Subsequent Event [Member] | Senior executives [Member]
Subsequent Event [Line Items]
Options, Granted	3,893	50,000
Exercise price	$ 11.1	$ 10.74